Related party disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 17,538	$ 11,619	$ 17,842
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	France	France
Transaction	Dividends
Dividend income	$ 969	$ 1,338	1,748
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 13,206	$ 12,865	15,618
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	United Arab Emirates	Arab Emirates
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 4,351	$ 8,312	7,902
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Thailand	Thailand
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 5,102	$ 3,798	5,557
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	77,557,430-5
Nature	Associate
Country of origin	Chile
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 45	$ 0	1,187
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint control	Joint control
Country of origin	Japan	Japan
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 132,495	$ 91,678	62,543
SQM Vitas Brasil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint control or significant influence
Country of origin	Brazil
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 31,137	$ 17,686	32,019
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Peru	Peru
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 23,058	$ 22,090	34,586
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	United Arab Emirates	Arab Emirates
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 85	$ 965	1,060
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 9,950	22,624
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	India	India
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 8,011	$ 4,630	4,012
SQM Vitas Spain [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Spain
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 5,528	8,587
SQM Vitas Plantacote B.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Netherlands	Dutch Antilles
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 49	27
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 200	$ 166	0
SQM Vitas Holland B.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	Holland	Dutch Antilles
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 634	0
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9	79,049,778-9
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 210	$ 44	0
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint control	Joint control
Country of origin	Argentina	Argentina
Transaction	Loans
Amounts receivable, related party transactions	$ 11,000	$ 0	0
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Turkey	Ukraine
Transaction	Sale of services
Revenue from rendering of services, related party transactions	$ 1,218	$ 0	0
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Russian Federation	Russian Federation
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 423	$ 0	0
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreing	Foreign
Nature	Other related parties	Other related parties
Country of origin	Belgium	Belgium
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 2,108	$ 0	0
Ajay Europe S,A.R.L. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 15,706	17,977	23,545
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States
Transaction	Dividends
Dividend income	$ 1,123	2,605	5,185
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Thailand
Transaction	Dividends
Dividend income	$ 0	0	296
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	77,557,430-5
Nature	Associate
Country of origin	Chile
Transaction	Dividends
Dividend income	$ 0	0	286
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	77,557,430-5
Nature	Associate
Country of origin	Chile
Transaction	Sale of services
Revenue from rendering of services, related party transactions	$ 0	0	34
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Japan
Transaction	Services received
Services received, related party transactions	$ 0	0	(933)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Transaction	Sale of services
Revenue from rendering of services, related party transactions	$ 252	$ 257	$ 0